Employee Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	₩ 243,029	₩ 245,047	₩ 236,735
Interest	538	3,277	3,690
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,453,353	2,431,880
Current service costs	243,029	245,047
Interest	52,118	47,485
Remeasurements :	(78,888)	(52,732)
- Loss (gain) from change in financial assumptions	(159,154)	(76,744)
- Loss (gain) from change in demographic assumptions	1,512	27,399
- Loss (gain) from change in others	78,754	(3,387)
Benefits paid	(253,208)	(225,293)
Others	(1,373)	6,966
End of year	₩ 2,415,031	₩ 2,453,353	₩ 2,431,880